Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment income [abstract]
Dividend income	€ 105	€ 149	€ 122
Realised gains/losses on disposal of debt instruments measured at FVOCI	(11)	32	45
Income from and fair value gains/losses on investment properties		(1)
Investment income	€ 95	€ 181	€ 167